UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22730

JNL Strategic Income Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of Reporting Period: January 1, 2017 – March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.1%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	410	$424
Series 2013-A-2, 4.95%, 01/15/23	190	202
Series 2016-AA-2, 3.20%, 06/15/28	404	395
American Express Credit Account Master Trust
Series 2014-A-2, 1.26%, 06/15/17	200	200
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	810	807
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	291	291
Ascentium Equipment Receivables LLC
Series 2015-B-1A, 2.26%, 06/10/21 (a)	41	41
Ascentium Equipment Receivables Trust
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	77	77
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	100	100
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/05/20 (a) (b)	352	370
BA Credit Card Trust
Series 2015-A-A1, 1.24%, 01/16/18 (b)	250	250
Banc of America Commercial Mortgage Trust
Series 2007-A4-4, REMIC, 5.89%, 07/10/17 (b)	103	104
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	189	190
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 1.36%, 04/15/19 (b)	457	460
CarMax Auto Owner Trust
Series 2016-A2A-2, 1.24%, 02/15/18	656	656
Series 2016-A2B-1, 1.44%, 04/15/19 (b)	124	124
Chase Issuance Trust
Series 2012-A2-A2, 1.18%, 05/15/17 (b)	1,000	1,000
Series 2015-A2-A2, 1.59%, 02/15/18	400	401
CNH Equipment Trust
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	335	335
Continental Airlines Inc. Pass-Through Certificates
Series 2012-C-3, 6.13%, 04/29/18	504	524
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-2, 4.00%, 10/29/24	220	229
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	100	100
Series 2015-A3-1, 1.30%, 03/23/20 (a)	54	54
Series 2015-B-1, 1.81%, 03/23/20 (a)	82	82
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	316	316
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (c) (d)	285	285
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	263	261
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB19, REMIC, 5.83%, 04/12/17 (b)	93	93
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 02/15/18	314	314
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.49%, 05/15/18 (a) (b)	325	326
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	288	288
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,271)		9,299
CORPORATE BONDS AND NOTES 74.9%
Consumer Discretionary 12.4%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	222	185
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (a)	198	200
American Greetings Corp.
7.88%, 02/15/25 (a)	63	66
Beazer Homes USA Inc.
5.75%, 06/15/19	358	375
8.75%, 03/15/22 (a)	127	139
	Shares/Par†	Value
6.75%, 03/15/25 (a)	123	124
Boyd Gaming Corp.
6.88%, 05/15/23	207	223
CBS Radio Inc.
7.25%, 11/01/24 (a)	172	181
CCO Holdings LLC
5.13%, 05/01/27 (a)	1,092	1,100
5.88%, 05/01/27 (a)	300	315
Charter Communications Operating LLC
6.38%, 10/23/35	301	342
5.38%, 05/01/47 (c) (d)	220	221
Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (a) (e)	120	53
Churchill Downs Inc.
5.38%, 12/15/21	264	275
Comcast Corp.
3.38%, 08/15/25	163	164
3.40%, 07/15/46	260	223
CSC Holdings LLC
5.50%, 04/15/27 (a)	200	203
DISH DBS Corp.
5.88%, 07/15/22	375	394
5.00%, 03/15/23	194	195
7.75%, 07/01/26	200	232
Eagle II Acquisition Co. LLC
6.00%, 04/01/25 (a)	69	71
General Motors Co.
5.20%, 04/01/45	134	131
Gibson Brands Inc.
8.88%, 08/01/18 (a)	306	274
GLP Capital LP
5.38%, 04/15/26	154	159
Gray Television Inc.
5.13%, 10/15/24 (a)	100	99
5.88%, 07/15/26 (a)	112	114
Grupo Televisa SAB
6.13%, 01/31/46	217	227
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (a)	279	282
4.88%, 04/01/27 (a)	277	280
Home Depot Inc.
2.13%, 09/15/26	349	323
International Game Technology Plc
5.63%, 02/15/20 (a)	200	209
KB Home
4.75%, 05/15/19	253	260
7.50%, 09/15/22	250	274
KFC Holding Co.
5.00%, 06/01/24 (a)	100	102
5.25%, 06/01/26 (a)	100	102
Landry's Inc.
6.75%, 10/15/24 (a)	192	199
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	100	104
4.88%, 11/01/24 (a)	208	208
MGM Resorts International
6.75%, 10/01/20	1,000	1,100
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a)	386	391
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (f)	318	334
Netflix Inc.
4.38%, 11/15/26 (a)	225	221
New Cotai LLC
10.63%, 05/01/19 (c) (d) (e)	325	270
Newell Rubbermaid Inc.
3.85%, 04/01/23 (g)	186	192
5.50%, 04/01/46 (g)	132	150
Numericable - SFR SA
7.38%, 05/01/26 (a)	268	276
Numericable Group SA
5.38%, 05/15/22, EUR (a)	375	417
Penn National Gaming Inc.
5.63%, 01/15/27 (a)	81	80

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
PVH Corp.
4.50%, 12/15/22	450	454
Sally Holdings LLC
5.63%, 12/01/25	100	100
Schaeffler Holding Finance BV
3.50%, 05/15/22, EUR (a)	222	242
Schaeffler Verwaltung Zwei GmbH
4.75%, 09/15/26 (a) (e)	200	195
Scientific Games International Inc.
7.00%, 01/01/22 (a)	245	262
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	367	394
Tenneco Inc.
5.38%, 12/15/24	107	110
Toll Brothers Finance Corp.
4.00%, 12/31/18	128	131
Wave Holdco LLC
8.25%, 07/15/19 (a) (e)	156	157
WideOpenWest Finance LLC
10.25%, 07/15/19	310	323
		14,427
Consumer Staples 2.7%
Altria Group Inc.
2.63%, 09/16/26	121	114
3.88%, 09/16/46	134	124
Archer-Daniels-Midland Co.
2.50%, 08/11/26	226	214
Cott Holdings Inc.
5.50%, 04/01/25 (a)	237	241
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	173	161
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	161	161
High Ridge Brands Co.
8.88%, 03/15/25 (a)	111	113
JBS Investments GmbH
7.25%, 04/03/24 (a)	311	322
Kraft Heinz Foods Co.
3.95%, 07/15/25	131	133
5.00%, 07/15/35	144	150
5.20%, 07/15/45	137	143
4.38%, 06/01/46	432	404
NBTY Inc.
7.63%, 05/15/21 (a)	119	125
Post Holdings Inc.
5.50%, 03/01/25 (a)	53	53
5.00%, 08/15/26 (a)	298	285
5.75%, 03/01/27 (a)	19	19
Reynolds American Inc.
4.45%, 06/12/25	193	203
5.70%, 08/15/35	128	146
		3,111
Energy 9.4%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	375	390
Antero Resources Corp.
5.13%, 12/01/22	79	80
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	467	539
Chaparral Energy Inc.
0.00%, 11/15/22 (h) (i)	500	495
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	385	401
Chesapeake Energy Corp.
8.00%, 12/15/22 (a)	186	195
CITGO Holding Inc.
10.75%, 02/15/20 (a)	225	242
Columbia Pipeline Group Inc.
3.30%, 06/01/20	117	119
4.50%, 06/01/25	100	105
5.80%, 06/01/45	100	117
Concho Resources Inc.
5.50%, 04/01/23	318	328
	Shares/Par†	Value
Continental Resources Inc.
4.50%, 04/15/23	295	288
DCP Midstream LLC
5.85%, 05/21/43 (a) (b)	266	246
Denbury Resources Inc.
5.50%, 05/01/22	130	101
4.63%, 07/15/23	275	201
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	441	452
Energy Transfer Partners LP
4.90%, 03/15/35	85	81
5.15%, 03/15/45	119	111
6.13%, 12/15/45	65	69
Enquest Plc
7.00%, 04/15/22 (a) (e)	521	405
EP Energy LLC
6.38%, 06/15/23	91	70
8.00%, 11/29/24 (a)	416	437
8.00%, 02/15/25 (a)	190	177
Halcon Resources Corp.
12.00%, 02/15/22 (a)	44	51
HollyFrontier Corp.
5.88%, 04/01/26	115	122
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	120	113
MEG Energy Corp.
6.50%, 01/15/25 (a)	64	64
MPLX LP
5.20%, 03/01/47	152	152
Nabors Industries Inc.
5.50%, 01/15/23 (a)	63	65
ONEOK Inc.
7.50%, 09/01/23	193	225
Parsley Energy LLC
5.25%, 08/15/25 (a)	255	258
Petroleos Mexicanos
5.38%, 03/13/22 (a)	375	394
6.50%, 03/13/27 (a)	156	168
Precision Drilling Corp.
7.75%, 12/15/23 (a)	83	87
Regency Energy Partners LP
5.88%, 03/01/22	292	320
5.00%, 10/01/22	151	161
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	250	272
5.63%, 03/01/25	32	35
5.88%, 06/30/26 (a)	428	471
5.00%, 03/15/27 (a)	260	272
Shell International Finance BV
4.00%, 05/10/46	285	274
SM Energy Co.
6.75%, 09/15/26	315	317
Spectra Energy Partners LP
3.50%, 03/15/25	158	154
Tesoro Logistics LP
5.25%, 01/15/25	278	290
Transocean Inc.
9.00%, 07/15/23 (a)	425	454
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	338	349
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	65	65
Weatherford International Plc
9.88%, 02/15/24 (a)	113	131
		10,913
Financials 19.6%
ABN AMRO Bank NV
2.45%, 06/04/20 (a)	250	250
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	108	114
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (a)	350	452
Ally Financial Inc.
5.75%, 11/20/25	340	348

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	1,017	1,025
4.90%, 02/01/46	435	468
Antero Resources Finance Corp.
5.38%, 11/01/21	421	432
Athene Global Funding
4.00%, 01/25/22 (a)	675	687
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (f)	205	216
6.30%, (callable at 100 beginning 03/10/26) (f)	133	145
6.50%, (callable at 100 beginning 10/23/24) (f)	156	170
3.30%, 01/11/23	253	255
4.20%, 08/26/24	463	474
3.25%, 10/21/27	137	130
3.82%, 01/20/28 (b)	298	298
Barclays Bank Plc
7.63%, 11/21/22	250	273
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (f) (j)	400	462
8.25%, (callable at 100 beginning 12/15/18) (f) (j)	450	473
BMW US Capital LLC
2.00%, 04/11/21 (a)	250	245
Cemex Finance LLC
9.38%, 10/12/22 (a)	750	810
6.00%, 04/01/24 (a)	200	210
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (f)	450	470
6.25%, (callable at 100 beginning 08/15/26) (f)	245	264
Credit Suisse AG
6.50%, 08/08/23 (a)	744	816
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (f)	490	531
4.28%, 01/09/28 (a)	250	249
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	194	200
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	100	105
5.45%, 06/15/23 (a)	305	328
7.13%, 06/15/24 (a)	108	119
6.02%, 06/15/26 (a)	183	200
8.35%, 07/15/46 (a)	217	282
Enstar Group Ltd.
4.50%, 03/10/22	240	241
Five Corners Funding Trust
4.42%, 11/15/23 (a)	300	319
General Electric Capital Corp.
6.75%, 03/15/32	200	270
General Motors Financial Co. Inc.
4.20%, 03/01/21	254	265
Goldman Sachs Group Inc.
2.35%, 11/15/21	74	73
3.00%, 04/26/22	791	791
4.25%, 10/21/25	436	444
6.75%, 10/01/37	225	278
HSBC Holdings Plc
6.87%, (callable at 100 beginning 06/01/21) (f) (j)	550	586
4.38%, 11/23/26	256	258
4.04%, 03/13/28 (b)	459	464
Icahn Enterprises LP
6.25%, 02/01/22 (a)	350	355
6.75%, 02/01/24 (a)	225	232
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	350	363
2.95%, 10/01/26	440	418
3.78%, 02/01/28 (b)	237	239
Morgan Stanley
2.21%, 01/20/22 (b)	600	607
4.88%, 11/01/22	400	432
4.10%, 05/22/23	330	341
3.88%, 04/29/24	175	180
4.00%, 07/23/25	165	170
3.13%, 07/27/26	375	358
4.35%, 09/08/26	202	206
	Shares/Par†	Value
3.63%, 01/20/27	145	144
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	313	318
Navient Corp.
6.50%, 06/15/22	174	176
6.13%, 03/25/24	100	95
Petrobras Global Finance BV
6.13%, 01/17/22	191	200
7.38%, 01/17/27	170	180
Rivers Pittsburgh Borrower LP
6.13%, 08/15/21 (a)	115	117
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	382	406
Stena AB
7.00%, 02/01/24 (a)	233	218
Thames Water Kemble Finance Plc
7.75%, 04/01/19, GBP	200	281
US Bancorp
3.10%, 04/27/26	152	149
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (f)	212	228
2.10%, 07/26/21	110	108
4.48%, 01/16/24	128	136
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	550	547
		22,694
Health Care 7.2%
Abbott Laboratories
2.90%, 11/30/21	375	376
3.40%, 11/30/23	375	378
4.75%, 11/30/36	375	387
AbbVie Inc.
2.90%, 11/06/22	184	183
4.70%, 05/14/45	123	122
Actavis Funding SCS
3.85%, 06/15/24	192	196
4.75%, 03/15/45	257	258
Capsugel SA
7.00%, 05/15/19 (a) (e)	216	215
Centene Corp.
4.75%, 05/15/22	206	212
6.13%, 02/15/24	184	198
4.75%, 01/15/25	57	57
Community Health Systems Inc.
6.25%, 03/31/23	453	462
Express Scripts Holding Co.
3.40%, 03/01/27	280	264
4.80%, 07/15/46	114	109
Gilead Sciences Inc.
2.95%, 03/01/27	142	134
4.80%, 04/01/44	110	113
4.50%, 02/01/45	152	149
4.15%, 03/01/47	124	115
HCA Holdings Inc.
6.25%, 02/15/21	1,000	1,079
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	114	114
IASIS Healthcare LLC
8.38%, 05/15/19	400	383
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	131	135
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	300	296
Mylan Inc.
3.13%, 01/15/23 (a)	199	193
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	200	203
Tenet Healthcare Corp.
5.00%, 03/01/19	421	422
7.50%, 01/01/22 (a)	56	60
8.13%, 04/01/22	137	143
6.75%, 06/15/23	149	146
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	39	40

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
5.50%, 03/01/23 (a)	47	36
5.88%, 05/15/23 (a)	295	229
7.00%, 03/15/24 (a)	117	120
6.13%, 04/15/25 (a)	44	34
WellCare Health Plans Inc.
5.75%, 11/15/20	398	410
5.25%, 04/01/25	356	367
		8,338
Industrials 6.0%
AECOM
5.13%, 03/15/27 (c) (d)	273	274
Aircastle Ltd.
6.25%, 12/01/19	110	119
5.00%, 04/01/23	258	272
4.13%, 05/01/24	173	173
Allison Transmission Inc.
5.00%, 10/01/24 (a)	183	185
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c) (d)	120	123
Bombardier Inc.
4.75%, 04/15/19 (a)	240	243
8.75%, 12/01/21 (a)	150	164
6.13%, 01/15/23 (a)	197	193
7.50%, 03/15/25 (a)	222	228
Cintas Corp. No. 2
3.70%, 04/01/27	682	698
CNH Industrial NV
4.50%, 08/15/23	225	228
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	198	204
9.75%, 05/01/20 (a)	203	217
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (f)	1,439	1,513
IHS Markit Ltd.
4.75%, 02/15/25 (a)	120	124
International Lease Finance Corp.
7.13%, 09/01/18 (a)	225	240
5.88%, 04/01/19	500	533
4.63%, 04/15/21	206	217
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26 (a)	550	511
Terex Corp.
5.63%, 02/01/25 (a)	240	244
US Airways Group Inc.
6.13%, 06/01/18	225	233
		6,936
Information Technology 2.6%
Broadcom Corp.
3.63%, 01/15/24 (a)	550	554
Gartner Inc.
5.13%, 04/01/25 (a)	128	130
Microsoft Corp.
3.45%, 08/08/36	375	356
3.70%, 08/08/46	190	178
3.95%, 08/08/56	215	199
NXP BV
4.13%, 06/01/21 (a)	400	415
Oracle Corp.
3.85%, 07/15/36	205	200
Visa Inc.
2.80%, 12/14/22	165	166
4.15%, 12/14/35	150	157
4.30%, 12/14/45	288	302
Western Digital Corp.
10.50%, 04/01/24	287	338
		2,995
Materials 5.5%
Anglo American Plc
3.63%, 05/14/20 (a)	181	182
Ardagh Packaging Finance Plc
4.63%, 05/15/23 (a)	250	252
6.00%, 02/15/25 (a)	597	604
Barrick Gold Corp.
4.10%, 05/01/23	67	72
	Shares/Par†	Value
BWAY Holding Co.
5.50%, 04/15/24 (c) (d)	450	453
7.25%, 04/15/25 (c) (d)	400	400
CF Industries Inc.
3.40%, 12/01/21 (a)	375	374
4.50%, 12/01/26 (a)	185	187
Crown Americas LLC
4.50%, 01/15/23	195	199
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	131	134
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	100	115
Freeport-McMoRan Inc.
3.88%, 03/15/23	33	30
4.55%, 11/14/24	395	367
5.40%, 11/14/34	666	579
5.45%, 03/15/43	77	65
Hexion Inc.
10.38%, 02/01/22 (a)	102	101
Koppers Inc.
6.00%, 02/15/25 (a)	71	73
Methanex Corp.
5.65%, 12/01/44	112	107
Platform Specialty Products Corp.
10.38%, 05/01/21 (a)	100	111
PSPC Escrow Corp.
6.00%, 02/01/23, EUR (a)	325	356
Rain CII Carbon LLC
8.25%, 01/15/21 (a)	350	363
7.25%, 04/01/25 (a)	550	547
Samarco Mineracao SA
0.00%, 11/01/22 (c) (d) (h) (i)	110	71
Sealed Air Corp.
4.88%, 12/01/22 (a)	121	126
Teck Resources Ltd.
3.75%, 02/01/23	176	171
Trinseo Materials Operating SCA
6.38%, 05/01/22, EUR (a)	300	341
		6,380
Real Estate 1.0%
AvalonBay Communities Inc.
2.90%, 10/15/26	125	119
Crown Castle International Corp.
2.25%, 09/01/21	137	133
4.45%, 02/15/26	175	182
CyrusOne LP
5.00%, 03/15/24 (c) (d)	45	46
5.38%, 03/15/27 (c) (d)	32	32
Equinix Inc.
5.38%, 05/15/27	166	171
Prologis International Funding II
4.88%, 02/15/20 (a)	440	459
		1,142
Telecommunication Services 4.7%
AT&T Inc.
5.25%, 03/01/37	405	412
Frontier Communications Corp.
7.13%, 03/15/19	350	369
11.00%, 09/15/25	115	111
Hughes Satellite Systems Corp.
6.50%, 06/15/19	180	195
Radiate Holdco LLC
6.63%, 02/15/25 (a)	108	107
Sprint Capital Corp.
6.90%, 05/01/19	350	374
Sprint Corp.
7.13%, 06/15/24	106	113
Sprint Nextel Corp.
7.00%, 03/01/20 (a)	350	381
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	267	267
Telefonica Emisiones SAU
4.10%, 03/08/27	202	204
5.21%, 03/08/47	192	195

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Telesat Canada
8.88%, 11/15/24 (a)	256	281
T-Mobile USA Inc.
6.00%, 03/01/23	185	198
6.50%, 01/15/26	130	142
Verizon Communications Inc.
2.95%, 03/15/22 (c) (d)	170	169
4.27%, 01/15/36	377	346
5.01%, 08/21/54	85	80
4.67%, 03/15/55	145	130
Virgin Media Secured Finance Plc
5.13%, 01/15/25, GBP (a)	500	659
5.00%, 04/15/27, GBP (a)	275	347
Wind Acquisition Finance SA
4.00%, 07/15/20, EUR (a)	250	271
Zayo Group LLC
5.75%, 01/15/27 (a)	89	94
		5,445
Utilities 3.8%
AES Corp.
5.50%, 04/15/25	275	278
Dynegy Inc.
8.00%, 01/15/25 (a)	689	660
Enel SpA
8.75%, 09/24/73 (a) (b)	395	454
Entergy Corp.
2.95%, 09/01/26	275	260
Exelon Corp.
5.10%, 06/15/45	161	173
FirstEnergy Corp.
4.25%, 03/15/23 (g)	162	167
7.38%, 11/15/31	125	162
FirstEnergy Transmission LLC
5.45%, 07/15/44 (a)	187	205
GenOn Energy Inc.
9.50%, 10/15/18	250	164
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100	125
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275	294
2.95%, 04/01/25	350	346
Pacific Gas & Electric Co.
4.30%, 03/15/45	221	227
Southern Co.
3.25%, 07/01/26	225	214
4.40%, 07/01/46	225	215
Southern Water Greensands Financing Plc
8.50%, 04/15/19, GBP	175	250
Talen Energy Corp.
6.50%, 06/01/25	81	69
Wisconsin Energy Corp.
3.55%, 06/15/25	100	102
		4,365
Total Corporate Bonds And Notes (cost $85,018)		86,746
VARIABLE RATE SENIOR LOAN INTERESTS 7.5% (b)
Consumer Discretionary 2.1%
AMAYA Holdings BV
1st Lien Term Loan, 5.00%, 07/29/21	201	201
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	400	385
Charter Communications Operating LLC
Term Loan H, 2.79%, 01/15/22	82	83
Term Loan I, 3.23%, 01/15/24	50	50
Cowlitz Tribal Gaming Authority
Term Loan, 11.50%, 12/01/21	390	417
CSC Holdings LLC
Term Loan, 3.94%, 10/15/24	180	180
ESH Hospitality Inc.
Term Loan B, 3.28%, 08/30/23	176	176
Helix Gen Funding LLC
Term Loan B, 3.75%, 03/09/24	400	405
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.28%, 04/15/23	89	90
	Shares/Par†	Value
PetSmart Inc.
Term Loan B-2, 4.02%, 10/10/22	99	95
UFC Holdings LLC
1st Lien Term Loan, 4.25%, 07/22/23	199	200
2nd Lien Term Loan, 8.50%, 07/26/24	100	102
		2,384
Consumer Staples 0.5%
JBS USA LLC
Term Loan B, 3.29%, 10/30/22	500	502
Pinnacle Foods Finance LLC
Term Loan B, 2.81%, 02/03/24	21	21
		523
Energy 1.4%
Chesapeake Energy Corp.
Term Loan, 8.55%, 08/25/21	418	445
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (h) (i)	198	142
EFS Cogen Holdings I LLC
Term Loan B, 4.50%, 06/30/23	76	77
Foresight Energy LLC
1st Lien Term Loan, 0.00%, 03/16/22 (k)	300	292
Peabody Energy Corp.
Term Loan, 0.00%, 02/08/22 (k)	300	300
Seventy Seven Operating LLC
Term Loan B, 3.78%, 06/25/20	98	96
TEX Operations Co. LLC
Term Loan B, 3.53%, 08/04/23	248	248
Term Loan C, 3.53%, 08/04/23	57	56
		1,656
Financials 0.1%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.73%, 01/20/22	100	101
Health Care 0.7%
Change Healthcare Holdings Inc.
Term Loan B, 3.75%, 02/02/24	400	400
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.57%, 03/13/22	408	408
		808
Industrials 0.8%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	400	408
Harbor Freight Tools USA Inc.
Term Loan B, 3.79%, 08/15/23	385	384
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.25%, 05/02/22	131	132
		924
Information Technology 0.2%
Gartner Inc.
Term Loan B, 0.00%, 03/15/24 (k)	46	46
Western Digital Corp.
Term Loan B-1, 4.53%, 04/29/23	234	235
		281
Materials 0.4%
BWAY Holding Co.
Term Loan B, 0.00%, 03/22/24 (k)	200	199
GCP Applied Technologies Inc.
Term Loan B, 4.25%, 02/03/22	119	120
Kraton Polymers LLC
Term Loan B, 5.00%, 01/06/22	139	140
		459
Telecommunication Services 0.3%
Sprint Communications Inc.
1st Lien Term Loan B, 3.50%, 02/29/24	400	400
Utilities 1.0%
Calpine Corp.
Term Loan B-8, 2.60%, 12/26/19	49	49
Dynegy Inc.
Term Loan, 4.25%, 06/27/23	425	426
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.30%, 06/30/17	249	248

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Talen Energy Supply LLC
Term Loan B, 6.06%, 10/18/23	450	453
		1,176
Total Variable Rate Senior Loan Interests (cost $8,577)		8,712
GOVERNMENT AND AGENCY OBLIGATIONS 5.9%
Mortgage-Backed Securities 4.3%
Federal Home Loan Mortgage Corp.
4.00%, 11/01/40	331	349
3.00%, 08/01/46	37	36
3.00%, 11/01/46	28	27
Federal National Mortgage Association
3.00%, 08/01/30 - 11/01/46	558	563
2.50%, 01/01/32	425	425
4.00%, 03/01/42 - 12/01/45	436	458
3.50%, 08/01/45 - 12/01/45	1,093	1,119
3.50%, 12/01/45 (l)	38	39
3.00%, 05/01/43 - 04/01/46	338	337
4.50%, 12/01/43 - 12/01/46	292	313
Government National Mortgage Association
5.00%, 01/20/43	390	421
3.00%, 07/20/45	325	328
3.50%, 08/20/46 - 09/20/46	491	510
3.00%, 12/20/46	74	75
		5,000
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	320	337
Sovereign 0.3%
European Investment Bank
1.75%, 06/17/19	325	326
U.S. Treasury Securities 1.0%
U.S. Treasury Note
1.63%, 05/31/23	1,200	1,165
Total Government And Agency Obligations (cost $6,907)		6,828
PREFERRED STOCKS 0.5%
Energy 0.3%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	13	340
Financials 0.2%
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (f)	8	201
Total Preferred Stocks (cost $516)		541
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (h) (m) (n)	2,309	—
Quicksilver Resources Inc. Escrow (h) (m) (n)	291	—
Total Other Equity Interests (cost $0)		—
	Shares/Par†	Value
INVESTMENT COMPANIES 0.3%
SPDR Barclays High Yield Bond ETF	10	380
Total Investment Companies (cost $344)		380
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Money Market Fund, 0.53% (o) (p)	2,876	2,876
Total Short Term Investments (cost $2,876)		2,876
Total Investments 99.7% (cost $113,509)		115,382
Other Derivative Instruments (0.0)%		(24)
Other Assets and Liabilities, Net 0.3%		414
Total Net Assets 100.0%		$115,772

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $38,021 and 32.8%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers.

(e) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(f) Perpetual security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(j) Convertible security.

(k) This variable rate senior loan will settle after March 31, 2017, at which time the interest rate will be determined.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2017, the total payable for investments purchased on a delayed delivery basis was $39.

(m) Security fair valued in good faith in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	02/16/17	$273	$274	0.2%
BlueLine Rental Finance Corp., 9.25%, 03/15/24	03/03/17	120	123	0.1
BWAY Holding Co., 5.50%, 04/15/24	03/23/17	450	453	0.4
BWAY Holding Co., 7.25%, 04/15/25	03/23/17	400	400	0.3
Charter Communications Operating LLC, 5.38%, 05/01/47	03/31/17	220	221	0.2
CyrusOne LP, 5.00%, 03/15/24	03/06/17	45	46	—
CyrusOne LP, 5.38%, 03/15/27	03/06/17	32	32	—
Hilton Grand Vacations Trust, Series 2017-A-AA, 2.66%, 12/27/28	02/23/17	285	285	0.3
New Cotai LLC, 10.63%, 05/01/19	08/11/16	190	270	0.2
Samarco Mineracao SA, 0.00%, 11/01/22	12/05/12	110	71	0.1
Verizon Communications Inc., 2.95%, 03/15/22	02/10/16	169	169	0.2
		$2,294	$2,344	2.0%

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	3	June 2017	447	$1	$6
U.S. Treasury Note, 10-Year	(75)	June 2017	(9,315)	(17)	(27)
U.S. Treasury Note, 5-Year	(25)	July 2017	(2,937)	(4)	(6)
Ultra 10-Year U.S. Treasury Note	10	June 2017	1,330	3	9
Ultra Long Term U.S. Treasury Bond	(23)	June 2017	(3,685)	(7)	(10)
				$(24)	$(28)

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currencies:

EUR - European Currency Unit (Euro)
GBP - British Pound

Abbreviations:

ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
SPDR - Standard & Poor’s Depository Receipt

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Security Valuation. Under the JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter ("OTC") market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2017

valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of March 31, 2017 by valuation level.

JNL/PPM America Strategic Income Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	9,299	—	—	9,299
Corporate Bonds And Notes	—	86,746	—	—	86,746
Variable Rate Senior Loan Interests	—	8,712	—	—	8,712
Government And Agency Obligations	—	6,828	—	—	6,828
Preferred Stocks	541	—	—	—	541
Other Equity Interests	—	—	—	—	—
Investment Companies	380	—	—	—	380
Short Term Investments	2,876	—	—	—	2,876
	3,797	111,585	—	—	115,382
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	15	—	—	—	15
	15	—	—	—	15
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(43)	—	—	—	(43)
	(43)	—	—	—	(43)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2017.

Investments in Affiliates. During the period ended March 31, 2017, the Fund invested in a money market fund, which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public. The Fund’s investment in JNL Money Market Fund on December 31, 2016 and March 31, 2017 was $1,526 and $2,876 (in thousands), respectively. During the period ended March 31, 2017, dividend income received from this investment was $2 (in thousands) and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters. Under the Investment Company Act of 1940, as amended, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund. Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes. Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes. JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 25, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.